Hartford Multifactor Small Cap ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	117 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Hartford Multifactor Small Cap Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.79%	9.91%	10.98%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%		7.42%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.44%
Hartford Multifactor Small Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.90%	9.04%		7.72%
Hartford Multifactor Small Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.74%	7.49%		6.61%
Hartford Multifactor Small Cap ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.43%	9.56%		8.34%

[1]	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.